Consolidated Statements of Income		12 Months Ended
		Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares	Mar. 31, 2022 HKD ($) $ / shares shares
REVENUE
Total revenue		$ 66,972,301	$ 8,557,776	$ 45,518,239	$ 45,105,917
OPERATING EXPENSES
Merchandise costs		(52,067,436)	(6,653,220)	(34,046,287)	(33,001,491)
Selling, general and administrative expenses		(3,545,369)	(453,030)	(4,277,677)	(1,379,989)
Total operating expenses		(55,612,805)	(7,106,250)	(38,323,964)	(34,381,480)
INCOME FROM OPERATIONS		11,359,496	1,451,526	7,194,275	10,724,437
OTHER INCOME (EXPENSE)
Interest income		1,416,354	180,983	143,352	327
Interest expense		(2,028)	(259)	(7,151)	(1,676)
Gain (loss) from foreign currency exchange		(20,846)	(2,664)	143,450	452
Government grants					452,250
Other income, net		818	105		4,588
Total other income, net		1,394,298	178,165	279,651	455,941
INCOME BEFORE INCOME TAX PROVISION		12,753,794	1,629,691	7,473,926	11,180,378
PROVISION FOR INCOME TAXES		(2,817,000)	(359,959)	(1,181,056)	(1,739,988)
NET INCOME		$ 9,936,794	$ 1,269,732	$ 6,292,870	$ 9,440,390
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	16,000,000	16,000,000	16,000,000	16,000,000
EARNINGS PER SHARE
Basic (in Dollars per share and Dollars per share) | (per share)		$ 0.62	$ 0.08	$ 0.39	$ 0.59
Sales of Products
REVENUE
Sales		$ 59,966,287	$ 7,662,542	$ 42,382,764	$ 45,105,917
Sales of Tooling
REVENUE
Sales		$ 7,006,014	$ 895,234	$ 3,135,475

[1]	Giving retroactive effect to the 160,000-for-1 share split effected on May 10, 2023.